NONCONTROLLING INTEREST IN CONSOLIDATED SUBSIDIARY	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTEREST IN CONSOLIDATED SUBSIDIARY [Abstract]
NONCONTROLLING INTEREST IN CONSOLIDATED SUBSIDIARY

17.

NONCONTROLLING INTEREST IN CONSOLIDATED SUBSIDIARY

In July 2009, the Company formed EES and contributed the assets and liabilities of EES Inc. in exchange for a 67% ownership interest in EES. In November EES received $7,850,000 in exchange for a 21.5% interest in EES. After the November transaction, the Company owns 52.6% of EES. EES reported a net loss of $743,417 during the period from inception, July 16, 2009 through December 31, 2009 and a net loss of $528,277 for the year ended December 31, 2010, both of which were allocated to the other EES members in accordance with the LLC operating agreement. For fiscal 2011, EES had net income of $3,217,407 of which the first $1,271,694 was allocated entirely to the noncontrolling interest to allow them recovery of previously allocated losses, in accordance with the LLC operating agreement, after which income was allocated to ETI and certain noncontrolling interests based on a formula stipulated in the LLC operating agreement, as amended. On a net basis, $1,690,075 of income was allocated to noncontrolling interests in fiscal 2011. During 2012, of EES's $3,780,472 of net income, $815,054 was allocated to noncontrolling interest.

Pursuant to EES Board Member resolutions throughout the year, cash distributions of $6.7 million were made in accordance with membership interest in EES. Of this amount, $3.2 million was paid to members comprising the noncontrolling interest and $3.5 million was paid to ETI and, accordingly, was eliminated in consolidation.

The following provides a summary of activity in the noncontrolling interest in consolidated subsidiary account for the three years ended December 31, 2012, 2011 and 2010:

Noncontrolling Interest in Subsidiary

	2012	2011	2010
Balance, beginning of year	$11,768,381	$10,078,306	$10,606,583
Distributions to noncontrolling members	(3,160,375)	-	-
Noncontrolling interest in income (loss)	815,054	1,690,075	(528,277)
Balance, end of year	$9,423,060	$11,768,381	$10,078,306